PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

June 9, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Pre-effective Amendment Number 3 to Registration Statement on Form S-1, File Number 333-161382

To the Commission Staff:

Electronically transmitted for filing is Pre-effective Amendment Number 3 to the registration statement on Form S-1 (file number 333-161382)(the “Pre-Effective Amendment”) filed under the Securities Act of 1933, as amended.

The Pre-Effective Amendment reflects changes to the prospectus in response to comments from the staff dated May 28, 2010 and as described in our correspondence filing also made today. This Pre-Effective Amendment also reflects certain applicable changes made in response to comments from the staff on Post-Effective Amendment No. 4 to the registration statement on Form S-1 (file number 333-137802) as reflected in the correspondence filing made on May 5, 2010 and makes other changes to update or complete information contained in the registration statement.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Requests for acceleration of the Pre-Effective Amendment made on behalf of the registrant and the principal underwriter for the securities offered by the registration statement are included with this filing.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company